Accounting policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of presentation and consolidation
Basis of presentation
The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.
The Company’s consolidated financial statements have been prepared on a going concern basis and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. However, the Company’s going concern assumption is based on management’s ability to insulate the Company from events of default that may occur on account of Seadrill's comprehensive restructuring efforts and to address near-term refinancing requirements.
Our short-term liquidity requirements relate to servicing our debt amortizations, interest payments, funding working capital requirements, and making distributions. We believe our current resources, including available cash and cash generated from operations, provided by our current contract backlog, are sufficient to meet our working capital requirements and other obligations as they fall due for at least the next twelve months after the date the financial statements are issued in circumstances other than cross acceleration as described below.
There are cross default clauses with Seadrill in three Seadrill Partners facilities. An event of a default by Seadrill under its financing agreements could cause amounts outstanding under our loan agreements to be accelerated and become due and payable.
In order to address this risk, Seadrill Partners has proposed the following to the lenders under those three credit facilities:

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Removal of Seadrill as a guarantor under each of the three facilities and separation of the facilities such that each facility is secured only by Seadrill Partners' assets without recourse to Seadrill or its assets; and

•	Extending the maturity of each of the three facilities by 2.5 years.
We are targeting execution of these amendments on a consensual basis prior to the main Seadrill comprehensive restructuring agreement. In the event a consensual agreement cannot be reached, we are preparing various contingency plans that may be needed to preserve value and continue operations including seeking waivers of cross default with Seadrill and potential schemes of arrangement and chapter 11 proceedings.
Although lender discussions are well advanced and significant progress has been made, until such time as an agreement is reached, uncertainty remains and therefore substantial doubt exists over the Company’s ability to continue as a going concern for twelve months after the date the financial statements are issued.
The Company's business operations remain unaffected by the broader Seadrill restructuring and the Company expects to continue to meet its ongoing customer and business counterparty obligations as they become due.
Basis of consolidation
Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements. The Company owns a 58% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP, through the Company's 100% ownership of its general partner Seadrill Operating GP LLC. Ownership of the general partner is deemed to provide the Company with a controlling financial interest and, as such, the Company consolidates Seadrill Operating LP in its financial statements. The Company also owns a 51% limited partner interest in Seadrill Capricorn Holdings LLC.
All inter-company balances and transactions are eliminated. The Company allocated the initial company capital of unitholders on the basis of how distributions would be made in a liquidation situation.

Out of Period Adjustments
Out of Period Adjustments
The financial statements for the year ended December 31, 2016 include a pre-tax gain of $24.1 million for out-of-period adjustments relating to 2014 and 2015. These adjustments relate to the valuation of the Company's interest rate swap portfolio. Refer to Note 14 "Risk management and financial instruments" for further information.
Management has evaluated the impact of these out-of-period adjustments in 2016 and concluded that they were material to the financial statements for the year ended December 31, 2016 or to any previously reported quarterly or annual financial statements.

Business combinations
Business combinations
The Company applies the acquisition method of accounting for business combinations. The acquisition method requires the total of the purchase price of acquired businesses and any non-controlling interest recognized to be allocated to the identifiable tangible and intangible assets and liabilities acquired at fair value, with any residual amount being recorded as goodwill as of the acquisition date. Costs associated with the acquisition are expensed as incurred. See Note 3 "Business acquisitions" for further discussion on business acquisitions.
Gain on Bargain Purchase
When the fair value of the identifiable assets and liabilities acquired in a business combination is in excess of the sum of the fair value of consideration and the fair value of any retained non-controlling interest, the Company recognizes in earnings a gain on bargain purchase. Before recognizing any gain on bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed.

Use of estimates
Use of estimates
Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue
Contract revenue
A substantial majority of the Company’s revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate base and lump sum fee revenues are recognized ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties regarding achievements of such targets are resolved or upon completion of the drilling program.
In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the original contract term, excluding any extension option periods.
In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over the original contract term, excluding any extension option periods. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.
Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the remaining contract term, excluding any extension option periods not exercised.
In certain countries in which the Company operates, taxes such as sales, use, value-added, gross receipts and excise may be assessed by the local government on the Company's revenues. The Company generally records tax-assessed revenue transactions on a net basis in the consolidated statement of income.

Reimbursable revenue and expenses
Reimbursable revenue and expenses
Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of the Company's customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues
Other revenues
Other revenues include amounts recognized as early termination fees under the drilling contracts which have been terminated prior to the contract end date. Contract termination fees are recognized on a daily basis as and when any contingencies or uncertainties are resolved. Other revenues also include revenues earned within the Company's Nigerian service company relating to certain services, including the provision of onshore and offshore personnel.

Mobilization and demobilization expenses
Mobilization and demobilization expenses
Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the contract term, excluding any extension periods not exercised by the Company's customers. The costs of relocating drilling units that are not under contract are expensed as incurred.
Demobilization costs are costs related to the transfer of a vessel or drilling unit to a safe harbor or different geographic area and are expensed as incurred.

Vessel and rig operating expenses
Vessel and rig operating expenses
Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where the Company operates the rigs and are expensed as incurred.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys
Costs related to periodic overhauls of drilling units are capitalized under drilling units and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Foreign currencies
Foreign currencies
The Company and all of its subsidiaries use the U.S. dollar as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars.
Transactions in foreign currencies during a period are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Earnings Per Unit
Earnings Per Unit
The Company computes earnings per unit using the two-class method set out in GAAP. Any undistributed earnings for the period are allocated to the various unitholders in accordance with the cash distribution provisions contained in the Company's Operating Agreement across the holders of common and subordinated units and incentive distribution rights. Where distributions relating to the period are in excess of earnings, the deficit is also allocated according to the cash distribution model.
The sum of the distributed amounts and the allocation of the undistributed earnings or deficit to each class of unitholders is divided by the weighted average number of units outstanding during the period. Diluted earnings per unit, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional units that would then share in the Company's net earnings.

Current and non-current classification
Current and non-current classification
Assets and liabilities are classified as current assets and liabilities respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Receivables
Receivables
Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Drilling units
Drilling units
Rigs, vessels and related equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company’s semi-submersibles, drillships and tender rigs, when new, is 30 years. Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset’s value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.
Drilling units that are acquired in business combinations are recognized at fair value on date of acquisition.
Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the consolidated balance sheet, and resulting gains or losses are included in the consolidated statement of operations.

Impairment of long-lived assets
Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever certain triggering events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.

Favorable drilling contracts - intangible assets
Favorable drilling contracts - intangible assets
Favorable drilling contracts are recorded as an intangible asset at fair value on the date of acquisition less accumulated amortization. The amortization is recognized in the statement of operations under "amortization of favorable contracts". The amounts of these assets are amortized on a straight-line basis over the estimated remaining economic useful life or contractual period.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities
The Company’s interest-rate swap agreements are recorded at fair value, and are recorded within related party receivables/payables on the balance sheet when the counter party to the agreements is Seadrill and within other current assets/liabilities when the counter party to the agreements is an external party. Derivatives subject to legally enforceable master netting agreements are offset on the Company's consolidated balance sheet. Changes in the fair value of interest-rate swap agreements, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within financial items in the consolidated statement of operations.

Income taxes
Income taxes
Seadrill Partners LLC is organized in the Republic of the Marshall Islands and resident in the United Kingdom for taxation purposes. The Company does not conduct business or operate in the Republic of the Marshall Islands, and is not subject to income, capital gains, profits or other taxation under current Marshall Islands law. As a tax resident of the United Kingdom the Company is subject to tax on income earned from sources within the United Kingdom. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate.
Significant judgment is involved in determining the provision for income taxes. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. The Company recognizes tax liabilities based on its assessment of whether its tax positions are more likely than not sustainable, based on the technical merits and considerations of the relevant taxing authority’s widely understood administrative practices and precedent.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.
In November 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, to simplify the presentation of deferred income taxes in a classified statement of financial position. The update requires that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position as opposed to the current requirement to separate these into current and non-current amounts. As permitted by ASU 2015-17, the Company early-adopted this standard effective December 31, 2015 and applied it retrospectively to all periods presented. As a result, the Company has presented all deferred tax liabilities and assets, as well as any related valuation allowance, as non-current for all periods presented in this annual report.

Deferred charges
Deferred charges
Loan related costs, including debt issuance, arrangement fees and legal expenses, are capitalized and presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, and amortized over the term of the related loan and the amortization is included in interest expense.

Provisions
Provisions
A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.

Equity allocation
Equity allocation
Earnings attributable to unitholders of Seadrill Partners are allocated to all unitholders on a pro rata basis for the purposes of presentation in the Company’s consolidated statements of changes in members’ capital. Earnings attributable to unitholders for any period are first reduced for any cash distributions for the period to be paid to the holders of the incentive distribution rights.
At the time of the IPO the equity attributable to unitholders was allocated using the hypothetical amounts which would be distributed to the various unitholders on a liquidation of the Company ("hypothetical liquidation method"). This method has also been used to account for issuances of common units by the Company, and the deemed distributions from equity which resulted from acquisitions of drilling units from Seadrill.

Recently Adopted and Issued Accounting Standards
Recently Adopted Accounting Standards
In August 2014 FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance with regards to management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The ASU will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year-end entities) and early adoption is permitted. The Company adopted this standard for the year ended December 31, 2016. The Company has assessed the impact of this ASU and has disclosed the relevant effects in Note 1 of the Consolidated Financial Statements.
In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which changes guidance related to both the variable interest entity (VIE) and voting interest entity (VOE) consolidation models. With respect to the VIE model, the standard changes, among other things, the identification of variable interests associated with fees paid to a decision maker or service provider, the VIE characteristics for a limited partner or similar entity, and the primary beneficiary determination. With respect to the VOE model, the ASU eliminates the presumption that a general partner controls a limited partnership or similar entity unless the presumption can otherwise be overcome. Under the new guidance, a general partner would largely not consolidate a partnership or similar entity under the VOE model. The Company adopted this ASU effective January 1, 2016. The adoption of this ASU did not impact the Company’s consolidated financial statements and related disclosures.
In April 2015, the FASB issued ASU 2015-05, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, which provides explicit guidance about a customer’s accounting for fees paid in a cloud computing arrangement. Under the ASU, if a cloud computing arrangement includes a software license, then the software license element of the arrangement should be accounted for consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract. The Company adopted this ASU prospectively to arrangements entered into, or materially modified beginning January 1, 2016. The adoption of this ASU did not impact the Company’s consolidated financial statements and related disclosures.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance further requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date and present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The Company adopted this ASU effective January 1, 2016 with prospective application. The adoption of this ASU did not impact the Company’s Consolidated Financial Statements and related disclosures.
In October 2016, the FASB issued ASU 2016-17, Consolidation (Topic 810): Interests held through Related Parties that are under Common Control, which provides VIE guidance on evaluating indirect interests held by related parties under common control. The new guidance changes consolidation conclusions for entities that have already adopted 2015-02 amendments to the consolidation guidance, when a decision maker and its related parties holding an interest in the VIE are under common control. The single decision maker will consider the indirect interest on a proportionate basis. The Company adopted this ASU effective December 31, 2016. The adoption of this ASU did not impact the Company's consolidated financial statements and related disclosures.
Recently Issued Accounting Standards
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. This new standard supersedes all existing revenue recognition requirements, including most industry-specific guidance. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. The new standard also requires additional qualitative and quantitative disclosures. In April 2015, the FASB proposed to defer the effective date of the guidance by one year. Based on this proposal, public entities would need to apply the new guidance for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016.
During 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, ASU 2016- 12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which do not change the core principle of the Standard Update, but instead clarify the implementation guidance and provide narrow-scope improvements. In December 2016, the FASB also issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which includes additional guidance for disclosures related to remaining performance obligations. Based on the analysis to date, the Company has assessed there is significant interaction between ASC 606 and ASC 842 relating to leases; therefore, the Company expects to adopt the updates concurrently, effective January 1, 2018. The Company continues to make significant progress on its review of the standard to determine the effect the requirements may have on its consolidated financial statements, according to its contract-specific facts and circumstances.
The Company is consulting with other drilling companies to fully determine recognition and disclosure under the new standard. At present, the Company does not expect the pattern of revenue recognition under the new guidance to materially differ from its current revenue recognition pattern and expects to transition using a modified retrospective approach whereby it will record the cumulative effect of applying the new standard to all outstanding contracts as of January 1, 2018 as an adjustment to opening retained earnings. The Company’s initial assessment may change as it continues to refine these assumptions.
In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition and measurement of financial assets and financial liabilities. The update changes how entities measure equity investments that do not result in consolidation and are not accounted for under the equity method and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The new guidance also changes certain disclosure requirements and other aspects of current GAAP. The guidance will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years and early adoption is permitted in some cases. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted, using a modified retrospective application. The Company has started assessing the impact of this standard update on its consolidated financial statements and related disclosures and has determined that its drilling contracts contain a lease component. The adoption of this standard will result in increased disclosure of the Company’s leasing arrangements and may affect the way the Company recognizes revenues associated with the lease and revenue components, according to its contract-specific facts and circumstances. The standard update could also introduce variability to the timing of the Company’s revenue recognition compared to current accounting standards. Based on the analysis to date, the Company has assessed there is significant interaction between ASC 606 relating to revenue recognition from contracts with customers and ASC 842; therefore, the Company expects to adopt the updates concurrently, effective January 1, 2018, using the modified retrospective approach.
The Company is consulting with other drilling companies to fully determine recognition and disclosure under the new standard. The Company continues to make significant progress on its review of the standard to determine the effect the requirements could have on its consolidated financial statements and may change its initial assessment as it completes this process.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments based on a consensus of the Emerging Issues Task Force (EITF), to address the classification of certain cash receipts and cash payments on the statement of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. Entities are generally required to apply the guidance retrospectively. The Company is in the process of evaluating the impact of this standard upon its consolidated financial statements and related disclosures.
In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Income Taxes Intra-Entity Transfers of Assets other than Inventory, which requires companies to recognize the income tax effects of intercompany sales or transfers of assets, other than inventory, in the consolidated statement of operations as income tax expense (or benefit) in the period of sale or transfer occurs. The exception to recognizing the income tax effects of intercompany sales or transfers of assets remains in place for intercompany inventory sales and transfers, i.e. companies will still be required to defer the income tax effects of intercompany inventory transactions. The standard will be effective for annual periods beginning after December 15, 2017, with early adoption permitted. Entities are required to apply the guidance on a modified retrospective basis, with the cumulative effect adjustment to retained earnings at the beginning of the period of adoption. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, to address classification of activity related to restricted cash and restricted cash equivalents in the cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the financial statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The standard will be effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

Favorable contracts
Favorable contracts
Favorable contracts to be amortized relates to the favorable contracts acquired with the West Polaris, West Vela and West Auriga from Seadrill. Favorable drilling contracts are recorded as intangible assets at fair value on the date of acquisition less accumulated amortization. The amounts recognized represent the net present value of the existing contracts at the time of acquisition compared to the current market rates at the time of acquisition, discounted at the weighted average cost of capital. The estimated favorable contract values have been recognized and amortized on a straight line basis over the terms of the contracts, ranging from two to five years.